Employees and directors, Share Based Payments to Directors (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Share based payments [Abstract]
Aggregate emoluments	$ 1,187.3	$ 1,204.4	$ 1,819.2
Company contributions to money purchase pension scheme	31.2	32.7	43.3
Directors [Member]
Share based payments [Abstract]
Aggregate emoluments	4.1	3.7	14.6
Aggregate gains made on the exercise of share options	0.3	79.7	77.7
Company contributions to money purchase pension scheme	0.0	0.0	0.7
Total	$ 4.4	$ 83.4	$ 93.0